Disclosure of lease prepayments (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statements [Line Items]
Minimum operating lease payments	$ 382,314	$ 66,449
Payable not later than one year [Member]
Statements [Line Items]
Minimum operating lease payments	80,359	53,159
Payable later than one year and not later than five years [Member]
Statements [Line Items]
Minimum operating lease payments	$ 301,955	$ 13,290